Impairment of Real Estate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impairment of Real Estate
Properties having outstanding non-recourse mortgage debt	2
Non-recourse mortgage debt net of lender escrows	$ 20,653		$ 38,022
Fair value of properties after impairment charges	14,655
Non-recourse mortgage debt, net of escrows, less fair value of property after impairment	5,998
Proceeds from Sale of Available-for-sale Securities			9,451
Available-for-sale Securities, Gross Realized Gain (Loss)			(491)
Secured Bond Investment [Member]
Impairment of Real Estate
Other than Temporary Impairment Losses, Investments		168
Segment, Continuing Operations [Member]
Impairment of Real Estate
Impairment charges on real estate	41,301	2,955
Segment, Discontinued Operations [Member]
Impairment of Real Estate
Impairment charges on real estate	$ 76,142	$ 50,061	$ 99,590